Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues (note 28)	$ 2,786,857	$ 3,045,811
Cost of revenues (exclusive of depreciation and amortization shown below)	1,740,860	1,959,544
Selling, general and administrative expenses	709,665	744,874
Depreciation	39,349	33,391
Amortization of intangible assets	86,557	61,273
Acquisition-related items (note 6)	45,848	28,532
Operating earnings	164,578	218,197
Interest expense, net	30,949	29,452
Equity earnings from unconsolidated investments	(2,919)	(2,065)
Other income, net (note 7)	13	212
Earnings before income tax	136,535	190,598
Income tax expense (note 22)	42,046	53,013
Net earnings	94,489	137,585
Non-controlling interest share of earnings	29,572	26,829
Non-controlling interest redemption increment (note 18)	15,843	7,853
Net earnings attributable to Company	$ 49,074	$ 102,903
Net earnings per common share (note 20)
Basic (in dollars per share)	$ 1.23	$ 2.60
Diluted (in dollars per share)	$ 1.22	$ 2.57